COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:-COMMITMENTS AND CONTINGENT LIABILITIES

Litigation:

1.On April 4, 2016, F5 Networks, Inc. ("F5") filed a lawsuit against the Company’s Subsidiary ("Radware Inc.") in the United States District Court for the Western District of Washington, alleging infringement of three U.S. patents of F5 relating to Radware Inc. ADC and WAF products. On December 16, 2016, the Company filed an amended counterclaim in this action for patent infringement of a recently issued Radware patent directed to outbound link load balancing. In June 2017, the case was transferred to the United States District Court for the Northern District of California. On November 19, 2018, the Court granted partial summary judgment of non-infringement of the Company’s patent. In May 2019, the Company reached a mutual confidential settlement of this claim with F5 without any admission of liability by either party.

2.On August 29, 2013, F5 filed an amended answer and counterclaim in an action brought by the Company against F5 on May 1, 2013 for infringement of three of the Company's patents regarding link load balancing technology. The Company prevailed in its affirmative case at trial, resulting in a damages award of $6,800 plus costs. The Court also permanently enjoined F5 from infringing the Company's patents-in-suit. In its counterclaim, F5 alleged infringement of four F5 patents related to cookie persistence technology. In particular, while F5 acknowledged that the Company is licensed to each of the F5 patents-in-suit, F5 contends that the Company's AppDirector and Alteon product lines perform unlicensed modes of the patents-in-suit. F5's counterclaim further alleged trade libel and unfair competition resulting from statements allegedly made by the Company asserting that F5 is responsible for certain internet service problems at major banks, including the Bank of America. On December 6, 2013, the Company filed an answer denying the allegations in F5's counterclaims. On June 26, 2014, pursuant to the parties' joint stipulation, the Court dismissed with prejudice F5's patent infringement counterclaim with respect to the Company's AppDirector product line. In June 2015, in response to the Company's Summary Judgment Motion, F5 conceded that the current version of Alteon does not infringe any of the F5 patents-in-suit and that its allegations are limited to a previous version of Alteon. On January 7, 2016, pursuant to the parties' joint stipulation, the Court dismissed with prejudice F5's trade libel and unfair competition counterclaims. On May 9, 2016, F5 accepted the Company’s offer for judgment of $40 all of F5's remaining claims and on September 7, 2016 the Court entered judgment in the same amount. This portion of the judgment is not appealable. After judgment, both the Company and F5 appealed other portions of the judgment to the Federal Circuit. F5 appealed the judgment for the Company, while the Company appealed orders that limited the amount of damages and the scope of the permanent injunction. F5 has posted a bond with the Court for the entire judgment amount in favor of the Company.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 11:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

The Federal Circuit affirmed the entire judgment on September 18, 2017 and remanded the case to the District Court on October 25, 2017, upon expiration of the time allowed for either party to request reconsideration of the affirmance. Upon remand, the case was re-assigned to another judge in the Court on November 21, 2017. On November 28, 2017, the Company moved to release the bond posted by F5. On December 6, 2017, the Court granted the Company's motion. On January 16, 2018 the Company filed the necessary tax documents to collect the funds, which, together with interest amounted to $6,900 and which were in turn released by the Court to the Company on January 29, 2018.

The above amount was recorded as other income in the consolidated statements of income (loss) for the year ended December 31, 2017.

3.From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and believes that it had provided an adequate accrual to cover the costs to resolve the such legal proceedings, demands and claims.